Trade and other receivables - Trade receivables past due (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Bad debt expense	$ 1	$ 3	$ 4
Current trade receivables	1,059	1,059
Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	1,100	1,104
Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	(41)	(45)
Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	1,059	1,059
Trade receivables | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	(41)	(45)
Trade receivables | Total past due | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	1,100	1,104
Trade receivables | Total past due | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (41)	$ (45)
Trade receivables | Past due not more than three months
Disclosure Of Trade And Other Receivables [Line Items]
Weighted average loss rate	(0.60%)
Weighted average loss rate		(0.60%)
Trade receivables | Past due not more than three months | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 154	$ 180
Trade receivables | Past due not more than three months | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (1)	$ (1)
Trade receivables | Past due more than three months and not more than six months
Disclosure Of Trade And Other Receivables [Line Items]
Weighted average loss rate	(7.70%)
Weighted average loss rate		(3.90%)
Trade receivables | Past due more than three months and not more than six months | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 26	$ 51
Trade receivables | Past due more than three months and not more than six months | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (2)	$ (2)
Trade receivables | Past due more than six months and not more than one year
Disclosure Of Trade And Other Receivables [Line Items]
Weighted average loss rate	(51.70%)
Weighted average loss rate		(48.20%)
Trade receivables | Past due more than six months and not more than one year | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 60	$ 85
Trade receivables | Past due more than six months and not more than one year | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (31)	$ (41)
Trade receivables | Neither past due nor impaired
Disclosure Of Trade And Other Receivables [Line Items]
Weighted average loss rate	(0.80%)	(0.10%)
Trade receivables | Neither past due nor impaired | Cost
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 860	$ 788
Trade receivables | Neither past due nor impaired | Impairment
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ (7)	$ (1)